Property and Equipment, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,151	$ 4,200	$ 12,377	$ 1,380